Significant Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses	$ 1,508	$ 1,461
Deposits	56	149
Other current assets	1,357	1,893
Total prepaid expenses and other current assets	$ 2,921	$ 3,503